Note 15 - Commitments and Contingencies	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
15.	Commitments and contingencies

Legal Proceedings

From time to time, we
may
become involved in legal proceedings or be subject to claims arising in the ordinary course of our business. We are not
presently a party to any legal proceedings that, if determined adversely to us, would individually or taken together have a material adverse effect on our business, results of operation, financial condition or cash flows.